OPERATING SEGMENT INFORMATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Segment
Net operating revenue	R$ 24,975,747	R$ 29,441,332	R$ 50,400,113
Operating costs and expenses	(11,039,284)	(25,914,836)	(33,568,368)
OPERATING INCOME BEFORE FINANCIAL RESULT	13,936,463	3,526,496	16,831,745
Financial Result	(578,073)	(1,736,116)	(1,216,563)
Result of Equity Holdings	1,384,850	1,167,484	3,201,248
Income tax and social contributions	2,483,718
Net Income (Loss) for year	13,347,577	(1,725,691)	3,671,905
Elimination
Operating Segment
Net operating revenue	(1,106,103)	(814,714)	(620,841)
Operating costs and expenses	1,106,103	814,714	620,841
Reportable Segment
Operating Segment
Net operating revenue	24,975,747	29,441,332	50,400,113
Operating costs and expenses	(11,039,284)	(25,914,836)	(33,568,366)
OPERATING INCOME BEFORE FINANCIAL RESULT	13,936,463	3,526,496	16,831,747
Financial Result	(578,073)	(1,736,116)	(1,216,563)
Result of Equity Holdings	1,384,850	1,167,484	3,201,248
Income tax and social contributions	(2,483,718)	(2,029,028)	(8,510,819)
Net Income (Loss) for year	12,259,522	928,836	10,305,613
Administration | Reportable Segment
Operating Segment
Net operating revenue	261,355	215,936	177,405
Operating costs and expenses	(3,601,245)	(3,861,614)	(6,207,466)
OPERATING INCOME BEFORE FINANCIAL RESULT	(3,339,890)	(3,645,678)	(6,030,061)
Financial Result	2,166,025	1,046,195	1,019,062
Result of Equity Holdings	1,384,850	1,167,484	3,201,248
Income tax and social contributions	(853,448)	(1,081,294)	(67,593)
Net Income (Loss) for year	(642,463)	(2,513,293)	(1,877,344)
Regime of Operation | Reportable Segment
Operating Segment
Net operating revenue	15,140,448	18,070,002	15,787,475
Operating costs and expenses	(703,533)	(15,843,418)	(18,192,843)
OPERATING INCOME BEFORE FINANCIAL RESULT	14,436,915	2,226,584	(2,405,368)
Financial Result	(1,665,650)	(1,497,218)	(1,743,807)
Income tax and social contributions	(1,027,967)	(188,195)	532,531
Net Income (Loss) for year	11,743,298	541,171	(3,616,644)
O&M System in Generation | Reportable Segment
Operating Segment
Net operating revenue	2,293,531	1,843,804	1,512,360
Operating costs and expenses	(2,024,709)	(2,015,008)	(2,441,521)
OPERATING INCOME BEFORE FINANCIAL RESULT	268,822	(171,204)	(929,161)
Financial Result	(104,271)	(242,721)	(619,292)
Income tax and social contributions	(182,140)	(41,453)	165,617
Net Income (Loss) for year	(17,589)	(455,378)	(1,382,836)
Transmission
Operating Segment
Income tax and social contributions		(1,673,762)
Transmission | Reportable Segment
Operating Segment
Net operating revenue	8,386,516	10,126,304	33,543,714
Operating costs and expenses	(5,815,900)	(5,009,510)	(7,347,377)
OPERATING INCOME BEFORE FINANCIAL RESULT	2,570,616	5,116,794	26,196,337
Financial Result	(974,177)	(1,042,372)	127,474
Income tax and social contributions	(420,163)	(718,086)	(9,141,374)
Net Income (Loss) for year	R$ 1,176,276	R$ 3,356,336	R$ 17,182,437